UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2011.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Nov 11, 2011


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       61
Form 13F Information Table Value Total:	      515,269,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      36,770    96,427   Sole   None
Oracle Corporation              38389x105      21,907   762,257   Sole   None
Berkshire Hathaway      B       084670207      20,929   294,608   Sole   None
PepsiCo, Inc.                   713448108      20,407   329,683   Sole   None
Mastercard Inc.                 57636Q104      20,339    64,129   Sole   None
Novo-Nordisk                    670100205      20,023   201,199   Sole   None
United Technologies             913017109      19,936   283,338   Sole   None
ConocoPhillips                  20825C104      19,100   301,634   Sole   None
Google Inc                      38259P508      18,711    36,330   Sole   None
Ace Ltd                         H0023R105      17,921   295,725   Sole   None
Dollar Tree Stores              256746108      16,223   215,903   Sole   None
Walgreen Co                     931422109      15,415   468,677   Sole   None
Devon Energy Corp New           25179M103      14,960   269,834   Sole   None
Ecolab Inc.                     278865100      14,537   297,332   Sole   None
Cognizant Tech Solutions        192446102      12,866   205,203   Sole   None
Teva Pharmaceutical Inds	881624209      12,849   345,218   Sole	 None
Diamond Offshore                25271C102      12,291   224,534   Sole   None
Wells Fargo & Co.               949746101      12,251   507,938   Sole   None
Microsoft Corp                  594918104      12,132   487,417   Sole   None
Becton Dickinson & Co           075887109      12,031   164,089   Sole   None
3M Company                      88579Y101      11,922   166,070   Sole   None
Amphenol Corp			032095101      11,639   285,479   Sole   None
LKQ Corp                        501889208      11,605   480,325   Sole   None
Emerson Electric                291011104      11,451   277,192   Sole   None
Wal-Mart Stores Inc		931142103      11,199   215,770   Sole	 None
Nike Inc.                       654106103      10,989   128,508   Sole   None
Lincoln Elec Hldgs Inc          533900106      10,848   373,933   Sole   None
Resmed Inc                      761152107      10,535   365,942   Sole   None
Tupperware Brands Corp          899896104      10,468   194,790   Sole   None
Medco Health Solutions          58405U102      10,431   222,461   Sole   None
Adobe Systems                   00724F101       9,516   393,712   Sole   None
Freeport McMoran Copper         35671D857       8,980   294,918   Sole   None
Stifel Financial Corp           860630102       8,090   304,606   Sole   None
Perrigo Company                 714290103       3,380    34,805   Sole   None
Berkshire Hathaway      A       084670108       2,884        27   Sole   None
Monro Muffler Brake             610236101       2,138    64,833   Sole   None
Intuit                          461202103       2,042    43,040   Sole   None
Middleby Corp.			596278101       1,965    27,887   Sole   None
CVS Caremark Corp               126650100       1,875    55,808   Sole   None
Quality Systems                 747582104       1,681    17,332   Sole   None
TJX Companies, Inc              872540109       1,587    28,606   Sole   None
Schlumberger Ltd                806857108       1,303    21,815   Sole   None
Apache Corp			037411105	1,077	 13,422   Sole   None
Southern Copper Corp            84265V105         882    35,289   Sole   None
Ishares MSCI EMIF               464287234         690    19,675   Sole   None
Gilead Sciences Inc Com         375558103         496    12,788   Sole   None
Exxon Mobil Corp                30231g102         453     6,238   Sole   None
Market Vectors Agribusiness     57060U605         393     9,085   Sole   None
Chevron Corp New                166764100         344     3,718   Sole   None
Ishare MSCI Brazil F            464286400         341     6,553   Sole   None
Vale S A                        91912E105         268    11,756   Sole   None
Hewlett-Packard Co De           428236103         267    11,913   Sole   None
JP Morgan Chase & Co            46625H100         245     8,122   Sole   None
Noble Corporation               H5833N103         232     7,895   Sole   None
Nustar Energy LP                67058H102         228     4,360   Sole   None
Goldman Sachs Group             38141G104         227     2,403   Sole   None
Verizon Communications          92343v104         224     6,080   Sole   None
Inergy LP                       456615103         221     8,842   Sole   None
ITT Education Services          45068B109         206     3,570   Sole   None
Deere & Co                      244199105         201     3,110   Sole   None
Bank of America                 060505104         150    24,532   Sole   None

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